Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Provisions [Line Items]
Provisions other than provisions for expected credit losses	$ 3,217	$ 4,799
Provisions for expected credit losses	347	332
Total provisions	$ 3,564	$ 5,131